Long-Term Debt (Narrative) (Details)	1 Months Ended				2 Months Ended	3 Months Ended	6 Months Ended	12 Months Ended		18 Months Ended	36 Months Ended	48 Months Ended
	May 31, 2020 USD ($)	Mar. 31, 2020 USD ($)	Jan. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) item $ / shares	Jun. 30, 2019 USD ($)	Mar. 31, 2020 USD ($) shares	Jun. 30, 2020 USD ($) item shares	Dec. 31, 2019 USD ($) item $ / shares shares	Dec. 31, 2018 USD ($) $ / shares shares	Jun. 30, 2020 USD ($) item	Dec. 31, 2018 USD ($) $ / shares shares	Dec. 31, 2019 USD ($) item $ / shares	Apr. 13, 2020 USD ($)	Feb. 28, 2020 shares	Sep. 10, 2018 USD ($) $ / shares
Debt Instrument [Line Items]
Proceeds from debt			$ 600,000						$ 4,000,000
Fair value of note payable				$ 2,200,000				$ 2,200,000				$ 2,200,000
Shares converted, warrant | shares														5,000,000
Exercise price per warrant | $ / shares				$ 0.44				$ 0.44				$ 0.44
Other liabilities				$ 400,000				$ 400,000				$ 400,000
Upfront payment			$ 1,000,000
Termination payment													$ 5,000,000
Accounts payable				2,328,000			$ 4,284,000	2,328,000	$ 655,000	$ 4,284,000	$ 655,000	2,328,000
Brickell [Member]
Debt Instrument [Line Items]
Shares converted, warrant | shares									5,000,000		5,000,000
Fair value of warrants									$ 0		$ 0
Exercise price per warrant | $ / shares									$ 0.16		$ 0.16
Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. [Member]
Debt Instrument [Line Items]
Accounts payable				1,600,000				1,600,000				1,600,000
Secured Debt [Member] | Brickell [Member]
Debt Instrument [Line Items]
Repayments of Debt												3,300,000
Proceeds from debt								0	$ 4,000,000		$ 18,000,000
Fair value of payment obligation									2,500,000		$ 2,500,000
Excess of fair value									800,000
Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate			8.00%				8.00%			8.00%
Proceeds from debt			$ 500,000
Interest expense							$ 140,000
Outstanding principal converted							$ 130,000
Conversion price | $ / shares			$ 0.13
Debt, term			5 years				5 years
Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Measurement input							0.25			0.25
Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Measurement input							20.00			20.00
Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Measurement input							0.15			0.15
Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Measurement input							0.10			0.10
Note Payable To A Related Party [Member] | Unsecured Note [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Debt Instrument [Line Items]
Debt				$ 900,000				900,000				$ 900,000
Interest expense								$ 40,000	60,000
Note Payable To A Related Party [Member] | Secured Debt [Member] | Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. [Member]
Debt Instrument [Line Items]
Interest rate				12.00%				12.00%				12.00%
Debt payment per month								$ 200,000
Debt, first payment date								Nov. 01, 2018
Installment payment				$ 100,000				$ 100,000				$ 100,000
Repayments of Debt						$ 1,200,000	$ 1,200,000	1,200,000	100,000
Default interest				$ 20,000				$ 20,000				$ 20,000
Transfer of capital stock								50.00%
Notes payable							20,000			$ 20,000
Unpaid fees and expenses							3,100,000			3,100,000
Note Payable To A Related Party [Member] | Secured Debt [Member] | Mintz [Member]
Debt Instrument [Line Items]
Unpaid fees and expenses							3,600,000			3,600,000
Note Payable To A Related Party, Amendment A [Member] | Unsecured Note [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Debt Instrument [Line Items]
Interest rate				8.00%				8.00%				8.00%
Debt payment per month								$ 48,500
Debt, first payment date								Oct. 31, 2018
Maturity date								Mar. 31, 2020
Note Payable To A Related Party, Amendment B [Member] | Unsecured Note [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Debt Instrument [Line Items]
Interest rate				4.00%				4.00%				4.00%
Maturity date								Apr. 30, 2022
Note Payable To A Related Party, Amendment C [Member] | Unsecured Note [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Debt Instrument [Line Items]
Debt payment per month								$ 10,000
Balloon payment date								Apr. 01, 2022
Promissory Notes [Member] | Unsecured Note [Member]
Debt Instrument [Line Items]
Interest rate				18.00%				18.00%				18.00%
Proceeds from debt					$ 230,000
Interest expense								$ 30,000
Promissory Notes [Member] | Unsecured Note [Member] | Sterne, Kessler, Goldstein & Fox, PLLC [Member]
Debt Instrument [Line Items]
Debt							$ 800,000			$ 800,000
Interest rate							4.00%			4.00%
Debt payment per month							$ 10,000
Maturity date							Apr. 01, 2022
Promissory Notes [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Interest rate							12.00%			12.00%
Promissory Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate				7.50%				7.50%				7.50%
Proceeds from debt								$ 2,400,000	1,300,000
Beneficial conversion feature								600,000	400,000
Interest expense								320,000	50,000
Amortization								100,000	20,000
Contractual interest								$ 220,000	30,000
Amortization period								4 years 1 month 24 days
Outstanding principal converted								$ 100,000	$ 100,000
Shares issued | shares								250,000	250,000
Conversion price | $ / shares				$ 0.40				$ 0.40	$ 0.40		$ 0.40	$ 0.40
Aggregate common stock | item								20,800,000
Debt, term								5 years
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period One [Member]
Debt Instrument [Line Items]
Measurement input | item				0.25				0.25				0.25
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Two [Member]
Debt Instrument [Line Items]
Measurement input | item				0.20				0.20				0.20
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Three [Member]
Debt Instrument [Line Items]
Measurement input | item				0.15				0.15				0.15
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Prepayment Rate [Member] | Debt Instrument, Redemption, Period Four [Member]
Debt Instrument [Line Items]
Measurement input | item				0.10				0.10				0.10
Promissory Notes [Member] | Convertible Debt [Member] | Measurement Input, Default Rate [Member]
Debt Instrument [Line Items]
Measurement input | item				0.12				0.12				0.12
Promissory Notes [Member] | Convertible Debt [Member] | Related Parties [Member]
Debt Instrument [Line Items]
Debt															$ 400,000
Conversion price | $ / shares															$ 0.40
Short Term Promissory Notes [Member] | Unsecured Note [Member]
Debt Instrument [Line Items]
Interest rate							20.00%			20.00%
Proceeds from debt								$ 230,000
Shares issued | shares							1,740,426
Paycheck Protection Program Loan [Member]
Debt Instrument [Line Items]
Interest rate	1.00%
Debt payment per month	$ 8,000
Maturity date	May 03, 2022
Proceeds from debt	$ 200,000
Convertible Debt, July 18, 2019 [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate							7.50%			7.50%
Modifed Promissory Notes [Member] | Unsecured Note [Member]
Debt Instrument [Line Items]
Interest rate				20.00%				20.00%				20.00%
Maturity date								Dec. 31, 2019
Shares issued | shares						1,740,426
Other Notes [Member] | Convertible Debt [Member]
Debt Instrument [Line Items]
Interest rate				8.00%				8.00%				8.00%
Probability-Eeighted Income Approach [Member] | Unsecured Note [Member]
Debt Instrument [Line Items]
Fair value of note payable				$ 26,700,000				$ 26,700,000	$ 25,600,000		$ 25,600,000	$ 26,700,000
Contingent Payment Obligation [Member]
Debt Instrument [Line Items]
Litigation funds							$ 14,700,000			$ 14,700,000
Contingent Payment Obligation [Member] | Unsecured Note [Member]
Debt Instrument [Line Items]
Proceeds from debt										1,000,000
Upfront payment							5,000,000
Letter Agreement [Member]
Debt Instrument [Line Items]
Proceeds from debt			$ 600,000	$ 400,000
Contingent Payment Rights [Member]
Debt Instrument [Line Items]
Proceeds from debt							700,000
Change in fair value of contingent payment obligations		$ 400,000
Debt, Investor Subscription Amount							10,000,000
Common stock issued		$ 900,000					1,500,000
Termination payment							1,100,000			1,100,000
Contingent Payment Rights [Member] | Unsecured Note [Member]
Debt Instrument [Line Items]
Fair value of payment obligation							$ 2,400,000			$ 2,400,000
Minimum [Member] | Brickell [Member]
Debt Instrument [Line Items]
Percentage of proceeds payment								55.00%
Minimum [Member] | Unsecured Note [Member]
Debt Instrument [Line Items]
Measurement input | item							0.02			0.02
Minimum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Measurement input | item							0			0
Minimum [Member] | Note Payable To A Related Party [Member] | Secured Debt [Member] | Mintz, Levin, Cohn, Ferris, Glovsky and Popeo, P.C. [Member]
Debt Instrument [Line Items]
Transfer of capital stock							50.00%
Minimum [Member] | Contingent Payment Obligation [Member]
Debt Instrument [Line Items]
Percentage of proceeds payment							55.00%
Maximum [Member] | Brickell [Member]
Debt Instrument [Line Items]
Percentage of proceeds payment								100.00%
Maximum [Member] | Unsecured Note [Member]
Debt Instrument [Line Items]
Measurement input | item							0.38			0.38
Maximum [Member] | Secured Debt [Member]
Debt Instrument [Line Items]
Measurement input | item							0.30			0.30
Maximum [Member] | Contingent Payment Obligation [Member]
Debt Instrument [Line Items]
Percentage of proceeds payment							100.00%